Expense Example - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750